Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	₨ 71,860.9	$ 1,084.7	₨ 61,292.8
Securities Available-for-Sale	1,878,684.4	28,357.5	1,504,412.8
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	4,850.7		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	67,010.2		61,292.8
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	71,860.9		61,292.8
Securities Available-for-Sale	1,877,975.6		1,503,708.4
Investments	1,949,836.5	29,431.4	1,565,001.2
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	4,850.7		0.0
Securities Available-for-Sale	44,045.7		105,008.8
Investments	48,896.4	738.0	105,008.8
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	67,010.2		61,292.8
Securities Available-for-Sale	1,816,921.8		1,382,450.2
Investments	1,883,932.0	28,436.7	1,443,743.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	0.0		0.0
Securities Available-for-Sale	17,008.1		16,249.4
Investments	₨ 17,008.1	$ 256.7	₨ 16,249.4